COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2022	Dec. 06, 2006
Accrued amount		$ 11,164
Rent Expense		157,488
Accrued Interest		18,000
Lawsuit amount			$ 11,164
Short Term Operating Lease [Member]
Operating lease, monthly payment		$ 4,500
Issuance of common stock		5,333
Rent payments, monthly		$ 6,000
Office lease term		12 years
Prepaid expenses with common shares		$ 49,600
Leases on office space per month	$ 15,736	$ 5,000